SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of days from the receipt of specimens to inspect the specimens to ensure compliance	14 days	14 days